November 2, 2011

VIA EDGAR

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	AdvisorShares Trust ("The Turst") (File No. 333-157876)

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify the following:

a.
the form of prospectus and statement of additional information that would have been filed pursuant to under paragraph (c) of Rule 497 under the Securities Act for each of the Trust's Active Bear ETF, Peritus High Yield ETF, Cambria Global Tactical ETF, and Dent Tactical ETF would not have differed from that contained in Post-Effective Amendment No. 37 to the Trust's registration statement on Form N-1A ("PEA No. 37"); and

b.	the text of PEA No. 37 was filed with the Commission via EDGAR and became effective on October 28, 2011 (Accession No. 0001144204-11-060107).

Please do not hesitate to contact the undersigned at (212) 298-1849 with any comments or questions you might have.

Very truly yours, /s/ Christina Morse Christina Morse Vice President The Bank of New York Mellon, Administrator of the Trust